[LETTERHEAD]

October 11, 2007

Ms. Elaine Wolff
Legal Branch Chief
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:       By Design, Inc. (the Company)
Form SB-2 Registration Statement, Amendment No. 1
File Number: 333-145760

Dear Ms. Wolff;

This is in response to your September 25, 2007 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

General

1. Your comment has been noted. The Company made the required additional disclosure.

2. Your comment has been noted.  We have revised the disclosure to indicate that the selling security holders will sell their share at the initial offering price of $0.50 per share until such shares are traded on the OTC Bulletin Board or a national securities exchange, at which point the selling security holders will sell the registered shares at the prevailing market price. The Company will file a post-effective amendment to reflect the change to a market price.

3. The Company has made the required change on the outside cover page of the prospectus.

4. Your comment has been noted. The Company has no plans to include such items in the prospectus but will notify you if its plans change.

5. The Company has made the required change throughout the document.

6. The Company has made the required additional disclosure.

Ms. Elaine Wolff
October 11, 2007

7. The Company is not a listed issuer on a national exchange or an automated quotation system. It appears to the Company that the provisions of Item 407 of Regulation S-B do not apply to it as a result. In any event, none of the Company’s directors could be classified as independent.

Prospectus Cover Page

8. The Company has made the required additional disclosure.

9. The Company has deleted the duplication.

Summary, page 4

10. The Company has no web address and no plans to obtain one.

Our Company, page 4

11. The Company has made the required additional disclosure.

12. The Company incorporated as a successor to a sole proprietorship which began in 1996 but had no operations from 2002 until it was acquired by the Company. The Company acquired the assets of this sole proprietorship, which consisted of the business name and client list in a tax-free exchange under the Internal Revenue Code in February, 2005. There were no predecessor operations to audit or review under Regulation S-B.

The Offering

13. We have reconciled the number. It was a typographical error.

14. The Company has made the appropriate changes to the headings in the Risk Factors section.

15. The Company has made the required additional disclosure.

16. The Company has made the required additional disclosure.

17. The Company has made the required additional disclosure.

18. The Company has made the required additional disclosure.

Ms. Elaine Wolff
October 11, 2007

19. The Company has made the required additional disclosure.

We have a history of net losses, page 5

20. The Company has made the appropriate revisions.
21. The Company has made the appropriate revisions.

22. The Company has made the appropriate revisions.

23. The Company has made the appropriate revisions.

Because we had incurred continuing operating losses… page 5

24. The Company has made the appropriate revision.

We have a lack of liquidity and will need additional financing in the  future…page 6

25. The Company has made the appropriate revision.

As a company with limited operating history, we are inherently a risky investment.page 6

26. The Company has made the additional disclosures.

27. The Company has made the additional disclosure.

Our stock has a limited public trading market…page 7

28. The Company has removed this risk factor and replaced it with a discussion regarding the lace of any public trading market.

The over-the-counter market for stock such as ours has had extreme price and volume fluctuations.…page 8

29. This risk factor has been removed. The thought was incorporated into a previous risk factor.

Dilution

30. The Company has deleted this section.

Ms. Elaine Wolff
October 11, 2007

Management’s Discussion and Analysis …page 12

31. The Company has made the additional disclosures.

32. The Company has made the additional disclosures.

33. This is to confirm that the Company has no off-balance sheet relationships. The Company’s only relationships are with its subsidiary, Stone Select, LLC, which have been reported on a consolidated basis.

Results of Operations, page 13

34. The Company has provided additional disclosure.

Liquidity and Capital Resources, page 16

34. The Company has provided additional disclosure.

Plan of Operation, page 16

36. The Company has provided additional disclosure.

Description of Business, page 18

37. The Company has provided additional disclosure.

38. The Company has provided additional disclosure in the section entitled “Market for Common Equity and Related Stockholder Matters.” We have also added information concerning our Transfer Agent in that section.

Organization, page 18

39. The Company has provided additional disclosure.

Description of Property, page 20

40. The Company has provided additional disclosure.

Directors, Executive Officers and Control Persons, page 21

Ms. Elaine Wolff
October 11, 2007

41. The Company has provided additional disclosure.

Security Ownership and Certain Beneficial Owners and Management, page 21

42. The Company has provided additional disclosure regarding the class of securities.

Executive Compensation, page 22

43. The Company has provided additional disclosure.

44. The Company has provided additional disclosure. Please note that Ms. Underwood has never been paid compensation by the Company, including during the period when the enterprise was a sole proprietorship.

45. The Company reimbursed Mr. and Ms. Underwood for their actual out-of-pocket expenses. The Company does not believe that this would qualify as “other compensation.”

Certain Relationships and Related Transactions, page 22.

46. The Company has provided additional disclosure.

Federal Securities Laws Consequences, page 23.

47. The Company has made the appropriate revision, including deleting the reference to affiliates, since no securities of affiliates are to be registered in this registration statement.

48. We have deleted this paragraph, since no securities of affiliates are to be registered in this registration statement.

Selling Shareholders, page 24

49. There are no material relationships to disclose. Other than being a shareholder, no selling security holder has had any relationship with the Company in the last three years.

50. The Company has made the appropriate revision and deleted the excepting language. However, please note that none of the selling shareholders are registered broker-dealers or affiliates of broker-dealers.

PLEASE NOTE: THE FOLLOWING RESPONSES REGARDING THE FINANCIAL STATEMENTS HAVE BEEN PROVIDED BY THE COMPANY’S AUDITORS.

Ms. Elaine Wolff
October 11, 2007

Financial Statements, page F-1

Consolidated Statements of Operations, page F-5

51. Comment complied with. See revised cost of goods sold heading on statement of operations.

Consolidated Statements of Stockholders’ Equity, page F-6

52. 8,800,000 common shares valued at par $.001, or $8,800 were issued to Company officers immediately after incorporation in February 2005, and 200,000 shares were issued to another founder also valued at par $.001, or $200. The shares were issued for services. The methodology used to calculate fair value was the fair value of the equity instruments issued, accepted by the receiving parties as $.001 per share on the date of issuance immediately after the Company's formation, as set forth in paragraph seven of SFAS 123(r). Pursuant to paragraph 1 of  SFAS 123(r), the cost resulting from the share based payment transaction was recognized in the financial statements as an expense.

53. The Company has revised the financial statements to impute $250/month for office space and $500/month for Directors and Officers compensation.

Consolidated Statements of Cash Flows, page F-7

54. This was an edgarization error. The entire second page of the cash flow statement was left off the filing. The missing page will be presented on this filing.

Notes to Financial Statements, page F-8

Note 1. Organization, Operations and Summary of Significant Accounting…page F-8

Cash and cash equivalents, page F-8

55. Wording error. "Six months" has been corrected to "three months".

Ms. Elaine Wolff
October 11, 2007

Minority Interest, page F-8

56. The Company accounts for the minority interest according to ARB 51, paragraph 15 which reads "In the unusual case in which losses applicable to the minority interest in a subsidiary exceed the minority interest in the equity capital of the subsidiary, such excess and any further losses applicable to the minority interest shall be charged against the majority interest, as there is no obligation of the minority interest to make good such losses. However, if future earnings do materialize, the majority interest shall be credited to the extent of such losses previously absorbed." As the cumulative minority interest from 2005 and 2006 losses, when combined with the six months end June 2007 gain, was still negative at June 2007, the majority member continued to be allocated all activity. The Company believes its handling of minority interest to be correct, but has added a descriptive sentence at the end of the "Minority Interest" caption in footnote one to make the matter clearer to the reader.

Revenue Recognition, page F-9

57. Comment complied with. See revision to revenue recognition policy in footnote one to the financial statements. We trust this disclosure is "robust" enough for the Staff.

Exhibits, page 34

58. The Company has provided a copy of the Specimen Stock Certificate as an exhibit.

59. The accountant has provided the revision in his consent.

Undertakings, page 34

60. The Company has renumbered the undertaking.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David J. Wagner
David J. Wagner